Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2025, up through November 12, 2025, which is the date the Company issued the consolidated financial statements are available to be issued, unless as disclosed elsewhere and below, there was no other material subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

On August 19, 2025, the Company’s wholly-owned subsidiary, Beta International Securities Limited, was granted an additional license (Type 9 - Asset Management) by the Securities and Futures Commission of Hong Kong under the Securities and Futures Ordinance (Cap. 571). The subsidiary was already licensed to carry on Type 1 (Dealing in Securities) and Type 4 (Advising on Securities) regulated activities prior to this date.

On October 24, 2025, Beta International OFC (貝塔國際開放式基金型公司) (“Beta OFC”), an umbrella open-ended fund company with variable capital and segregated liability between sub-funds was incorporated in Hong Kong. Pursuant to its incorporation, Beta OFC allotted and issued 100 Management Shares to its investment manager, Beta HK, which acts as the initial holder of these Management Shares. The establishment of Beta OFC is part of the Company’s strategy to expand its asset management business.